As filed with the Securities and Exchange Commission on April 3, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2017 (Unaudited)
Shares		Value
COMMON STOCKS: 95.1%
Consumer Discretionary: 8.7%
177,715	BorgWarner, Inc.	$7,256,104
283,490	Discovery Communications, Inc. - Class C *	7,855,508
86,280	Magna International, Inc.	3,734,198
111,130	NIKE, Inc.	5,878,777
88,645	Time Warner, Inc.	8,585,268
		33,309,855
Consumer Staples: 8.3%
113,095	Bunge Ltd.	7,827,305
224,950	The Kroger Co.	7,639,302
83,655	Procter & Gamble Co.	7,328,178
135,570	Wal-Mart Stores, Inc.	9,047,942
		31,842,727
Energy: 11.1%
59,065	Chevron Corp.	6,576,888
76,790	Exxon Mobil Corp.	6,441,913
218,115	National Oilwell Varco, Inc.	8,246,928
98,880	Noble Energy, Inc.	3,931,469
40,370	Phillips 66	3,295,000
147,565	Royal Dutch Shell PLC - ADR	8,026,060
71,240	Schlumberger Ltd.	5,963,500
		42,481,758
Financials: 19.3%
13,795	Alleghany Corp. *	8,436,608
116,250	Allstate Corp.	8,743,162
84,165	American Express Co.	6,428,523
14,780	BlackRock, Inc.	5,527,424
137,750	Blackstone Group LP	4,219,283
109,105	JPMorgan Chase & Co.	9,233,556
84,665	The PNC Financial Services Group, Inc.	10,198,746
104,660	State Street Corp.	7,975,092
52,500	U.S. Bancorp#	2,764,125
177,885	Wells Fargo & Co.	10,020,262
		73,546,781
Health Care: 14.9%
31,440	Aetna, Inc.	3,729,098
29,485	Allergan PLC	6,453,972
21,355	Amgen, Inc.	3,345,901
232,435	AstraZeneca PLC - ADR	6,329,205
122,155	DaVita HealthCare Partners, Inc. *	7,787,381
98,605	Express Scripts Holding Co. *	6,791,912
63,250	Johnson & Johnson	7,163,063
35,170	McKesson Corp.	4,893,906
85,690	Merck & Co., Inc.	5,311,923
162,905	Pfizer, Inc.	5,168,976
		56,975,337
Industrials: 8.2%
63,030	Emerson Electric Co.	3,697,340
229,310	General Electric Co.	6,810,507
157,395	Johnson Controls International PLC	6,922,232
137,710	Koninklijke Philips NV - NYRS	4,045,920
39,080	Raytheon Co.	5,633,773
82,830	Southwest Airlines Co.	4,332,837
		31,442,609

Information Technology: 12.7%
105,665	Amdocs Ltd.	6,203,592
75,985	Apple, Inc.	9,220,780
90,430	Avnet, Inc.	4,199,569
185,750	Cisco Systems, Inc.	5,706,240
264,970	HP, Inc.	3,987,799
117,480	Microsoft Corp.	7,595,082
106,095	QUALCOMM, Inc.	5,668,656
81,440	TE Connectivity Ltd.	6,055,064
		48,636,782
Materials: 5.1%
73,050	Monsanto Co.	7,912,045
196,335	Mosaic Co.	6,159,029
143,875	Newmont Mining Corp.	5,219,785
		19,290,859
Real Estate: 2.7%
60,775	The Howard Hughes Corp. *	6,479,223
125,890	Weyerhaeuser Co. - REIT	3,944,133
		10,423,356
Telecommunication Services: 4.1%
209,105	AT&T, Inc.	8,815,867
277,660	Vodafone Group PLC - ADR	6,913,734
		15,729,601
TOTAL COMMON STOCKS
(Cost $315,861,952)		363,679,665

SHORT-TERM INVESTMENTS: 5.3%
20,336,252	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.408% ^	20,336,252
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,336,252)		20,336,252

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $336,198,204)		384,015,917
Liabilities in Excess of Other Assets: (0.4)%		(1,491,818)
TOTAL NET ASSETS: 100.0%		$382,524,099

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
NYRS	New York Registry Shares
*	Non-income producing security
^	Annualized seven-day yield as of January 31, 2017.
#
Affiliated security. Quasar Distributors, LLC  (the “Distributor”) is the principal underwriter and distributor for the shares of the Becker Value Equity Fund (the “Fund”). The Distributor is affiliated with the Fund’s transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC (“USBFS”) and the Fund’s custodian, U.S. Bank NA.  The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.

	Share Balance at October 31, 2016	Purchases	Sales	Share Balance at January 31, 2017	Realized Gain (Loss)	Dividend Income	Value at January 31, 2017	Cost
U.S. Bancorp	52,500	-	-	52,500	$-	$14,700	$2,764,125	$1,380,327
Total							$2,764,125	$1,380,327

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows+:

Cost of investments	$336,198,204
Gross unrealized appreciation	58,108,062
Gross unrealized depreciation	(10,290,349)
Net unrealized appreciation	$47,817,713

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at January 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$363,679,665	$-	$-	$363,679,665
Short-Term Investments	20,336,252	-	-	20,336,252
Total Investments in Securities	$384,015,917	$-	$-	$384,015,917

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date         3/22/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date         3/22/17

By (Signature and Title)      /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date         3/29/17